Derivative assets and liabilties (Fair Value of Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Total derivative assets	$ 362	$ 448
Total derivative liabilities	(666)	(526)
Derivative Asset, Fair Value, Net	20	122
Derivative Liability, Fair Value, Net	324	200
Designated as Hedging Instrument [Member]
Total derivative assets	0	38
Total derivative liabilities	(4)	(3)
Designated as Hedging Instrument [Member] | Commodity derivatives (margin deposits) [Member]
Total derivative assets	0	38
Total derivative liabilities	(4)	(3)
Not Designated as Hedging Instrument [Member]
Total derivative assets	362	410
Total derivative liabilities	(662)	(523)
Not Designated as Hedging Instrument [Member] | Commodity derivatives (margin deposits) [Member]
Total derivative assets	338	353
Total derivative liabilities	(416)	(306)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Total derivative assets	24	57
Total derivative liabilities	(52)	(41)
Not Designated as Hedging Instrument [Member] | Interest Rate Derivatives [Member]
Total derivative assets		0
Total derivative liabilities	(193)	(171)
Asset Fair Value, Netting Offset [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Derivatives [Member]
Total derivative assets	0
Embedded Derivatives in Preferred Units [Member] | Not Designated as Hedging Instrument [Member]
Total derivative assets	0	0
Total derivative liabilities	(1)	(5)
Broker cleared derivative contracts [Member]
Total derivative assets	338	391
Total derivative liabilities	$ (420)	$ (309)